Short-Term Borrowings - Schedule of Group's Outstanding Obligations Under the Reversed Factoring Arrangements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term Debt [Line Items]
Balance at beginning of the year	¥ 3,300,214
Balance at end of the year	1,606,253	$ 220,056	¥ 3,300,214
Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Balance at beginning of the year	2,099,273	287,599	3,560,728
Additions	7,021,378	961,925	9,884,578
Settlement	(8,484,398)	(1,162,358)	(11,346,033)
Balance at end of the year	¥ 636,253	$ 87,166	¥ 2,099,273